Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Bonus awards deferred from 2017 and earlier	£ 31	£ 86	£ 96
Bonus awards deferred from 2018	96
Less: forfeiture of amounts deferred from prior years	(25)	(66)	(7)
Income statement charge for amounts deferred from prior years	102	£ 20	£ 89
Less than 12 months
Operating expenses
Bonus awards deferred from 2017 and earlier	14
Bonus awards deferred from 2018	16
Bonus awards for 2019 deferred	78
Income statement charge for amounts deferred from prior years	108
More than 12 months
Operating expenses
Bonus awards deferred from 2017 and earlier	5
Bonus awards deferred from 2018	14
Bonus awards for 2019 deferred	32
Income statement charge for amounts deferred from prior years	£ 51